Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Basic Earnings Per Share
(1)	Basic earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

Type		2021	2022	2023

			In won
Basic earnings (loss) per share	￦	(8,263)	(38,112)	(7,512)

Diluted Earnings Per Share
(2)	Diluted earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

Type		2021	2022	2023

			In won
Diluted earnings (loss) per share	￦	(8,263)	(38,112)	(7,512)

Calculation of Basic Earnings Per Share
(3)	Basic earnings (loss) per share
Profit (loss) for the year and weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

Type		2021	2022	2023

		In millions of won except number of shares
Profit (loss) attributable to owners of the controlling company	~~￦~~	(5,304,522)	(24,466,853)	(4,822,549)
Profit (loss) used in the calculation of total basic earnings (loss) per share		(5,304,522)	(24,466,853)	(4,822,549)
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

Calculation of Diluted Earnings Per Share
(4)	Diluted earnings (loss) per share
Diluted earnings (loss) per share is calculated by applying adjusted weighted average number of common shares under the assumption that all dilutive potential common shares are converted to common shares.
Profit (loss) used in the calculation of total diluted earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

Type		2021	2022	2023

		In millions of won
Profit (loss) used in the calculation of total diluted earnings (loss) per share	￦	(5,304,522)	(24,466,853)	(4,822,549)
Weighted average number of common shares used in calculating diluted earnings (loss) per share are adjusted from weighted average number of common shares used in calculating basic earnings (loss) per share. Detailed information of the adjustment for the years ended December 31, 2021, 2022 and 2023 are as follows:

Type	2021	2022	2023

	In number of shares
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077